FINANCIAL RISK MANAGEMENT - Capital Structure (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Non-recourse borrowings	$ 3,556	$ 3,477
Cash and cash equivalents	(469)	(192)
Net debt	3,087	3,285
Exchangeable and class B shares	4,466	2,221
Loans payable to Brookfield Infrastructure	0	1,143
Loans payable to Brookfield Infrastructure	131	0
Total equity	(1,424)	(572)	$ 3,277	$ 3,249
Total capital and net debt	$ 6,260	$ 6,077
Net debt to capitalization ratio	49.00%	54.00%